Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 3,017,048	$ 3,038,677	$ 2,949,286
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	18,400	25,100
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	2,400	3,600
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	7,000	7,800
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	7,200	5,500
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 1,800	$ 8,200